BANK FINANCIAL ASSETS AND LIABILITIES - Structure and amounts of current and non current bank deposits and liabilities (Details) ₽ in Millions	Dec. 31, 2018 RUB (₽)
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	₽ 100,209
Due to banks and other financial institutions	7,750
Debt securities issued	1,717
Financial liabilities at fair value through profit or loss	767
Other financial liabilities	1,011
Loans from banks and other financial institutions	7,750
Total bank deposits and liabilities	111,454
Less: current portion	(108,821)
Total bank deposits and liabilities, non-current	₽ 2,633